Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Future Minimum Lease Payments for Noncancelable Capital and Operating Leases
As of December 31, 2012, the future minimum lease payments for noncancelable capital and operating leases with initial terms in excess of one year were as follows:

	Capital	Operating
Years Ended December 31,	Leases	Leases

	(Dollars in millions)
2013	$3	$93
2014	2	60
2015	3	50
2016	2	44
2017	1	41
Thereafter	5	74
Total minimum payments required	$16	$362
Less amounts representing interest	3
Present value of net minimum capital lease payments	13
Less current installments	2
Obligations under capital leases, excluding current installments	$11